UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A1 (4)	$ 1,847,265
	(Pre-refunded 6/01/11)
	Alaska – 0.4%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	3,422,944
	12/01/30 – FGIC Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA (4)	3,403,800
	9/01/13) – FGIC Insured
6,335	Total Alaska			6,826,744
	Arizona – 0.6%
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	N/R (4)	1,541,960
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
2,500	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,551,500
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,121,465
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	4,992,512
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A–	996,260
	Healthcare, Series 2008A, 5.250%, 9/01/30
13,075	Total Arizona			12,203,697
	Arkansas – 0.1%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,041,840
	12/01/32 – FGIC Insured
	California – 13.0%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,936,300
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,958,200
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	5,078,550
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,802,300
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	6,728,301
	Institutes, Series 2001, 5.250%, 10/01/34
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,308,521
	2010A, 5.750%, 7/01/40 (WI/DD, Settling 8/11/10)
1,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	1,465,440
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
10,390	California Statewide Community Development Authority, Certificates of Participation, Internext	10/10 at 100.50	BBB	10,449,639
	Group, Series 1999, 5.375%, 4/01/17
3,500	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	3,904,740
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,727,728
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A1	14,887,912
11,250	5.000%, 2/01/33	8/13 at 100.00	A1	11,115,225
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	15,743,360
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	4,163,000
	2006C, 0.000%, 8/01/32 – AGM Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	AAA	3,815,982
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	20,276,400
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	23,678,906
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
5,280	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	4,926,926
10,000	5.000%, 6/01/45	6/15 at 100.00	A2	9,141,100
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	4,128,136
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,550	5.000%, 6/01/33	6/17 at 100.00	BBB	5,770,088
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	968,490
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AAA	4,620,285
	2008B, 5.125%, 8/01/37 – AGC Insured
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	9,048,690
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds,	12/12 at 102.00	B–	4,016,360
	Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	A+	1,232,775
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	A+	1,174,840
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	818,361
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	3,900,243
	6.500%, 11/01/39
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA–	4,979,919
	Refunding Series 2004, 5.000%, 7/01/29 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	2,569,443
	6.750%, 11/01/39
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa1 (4)	9,498,400
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,505	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds,	8/17 at 100.00	A	13,297,243
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,223,408
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,176,864
14,605	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	2,053,025
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	5,198,950
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	4,959,483
	2006B, 0.000%, 9/01/28 – NPFG Insured
844	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/10 at 100.00	Baa1	825,938
	Electric Company, Series 1966A, 4.000%, 3/01/16
299,199	Total California			250,569,471
	Colorado – 4.7%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	4,609,950
	SYNCORA GTY Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	1,937,214
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	4,784,650
	Series 2006A, 4.500%, 9/01/38
11,825	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	11,868,634
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	2,270,142
	2002A, 5.500%, 3/01/32 (ETM)
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	707,993
	5.000%, 12/01/23 – RAAI Insured
1,700	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	1,722,100
	2005C, 5.250%, 3/01/40 – AGM Insured
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	BBB+	505,750
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	18,976,095
	SYNCORA GTY Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	5,123,450
	(Pre-refunded 9/01/10) – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	5,872,130
16,500	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	3,696,000
39,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	12,469,373
	(Pre-refunded 9/01/10) – NPFG Insured
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	A	958,208
	9/01/39 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	1,721,000
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	3,575,350
	5.350%, 12/01/37 – RAAI Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	N/R (4)	1,544,424
	5.500%, 6/15/19 (Pre-refunded 6/15/11) – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	7,987,070
	0.000%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
164,040	Total Colorado			90,329,533
	Connecticut – 0.2%
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	4,182,408
	2007A, 5.750%, 9/01/34
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A1	9,724,100
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 4.2%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	Aa1	4,145,320
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	10,063,200
	4.500%, 6/01/35 (UB)
1,750	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,718,255
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	Aa2	10,785,996
	10/01/30 – AMBAC Insured
3,000	JEA, Florida, Electric System Revenue Bonds, Series 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AAA	3,059,820
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – AGM Insured	10/10 at 101.00	AAA	4,937,974
	(Alternative Minimum Tax)
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	4,712,150
	Series 2007, 5.000%, 10/01/34
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	4,050,640
	5.000%, 10/01/29 (WI/DD, Settling 8/05/10)
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AA–	8,339,183
	8/01/27 – NPFG Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,927,376
	SYNCORA GTY Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	8,386,328
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,205,950
14,730	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	14,613,338
	South Florida, Series 2007, 5.000%, 2/15/35 (UB)
80,950	Total Florida			79,945,530
	Georgia – 1.0%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/11 at 100.00	A1	10,240,717
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	A1	2,499,800
	NPFG Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AAA	4,168,960
	AGM Insured
2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	1/11 at 101.00	N/R	2,093,018
	System Inc., Series 1999, 6.500%, 7/01/27
18,990	Total Georgia			19,002,495
	Hawaii – 1.1%
7,140	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	10/12 at 101.00	A	7,209,401
	Company Inc., Series 1997A, 5.650%, 10/01/27 – NPFG Insured
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	Aa1	13,064,130
	NPFG Insured
19,465	Total Hawaii			20,273,531
	Illinois – 12.7%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/11 at 100.00	A+	2,064,553
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	8,488,775
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
400	Chicago Greater Metropolitan Sanitary District, Illinois, General Obligation Capital	No Opt. Call	Aaa	410,188
	Improvement Bonds, Series 1991, 7.000%, 1/01/11 (ETM)
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	Aaa	5,482,750
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	Aa2	299,227
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	Aa2 (4)	10,699,421
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A2	2,578,373
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	3,393,483
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,376,704
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa2	427,997
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa2 (4)	1,850,790
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	A1	5,143,600
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	20,214,956
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aa3	1,282,248
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,578,549
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+	1,365,146
	2001, 5.125%, 9/01/35 – AMBAC Insured
6,550	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+ (4)	6,871,933
	2001, 5.125%, 9/01/35 (Pre-refunded 9/01/11) – AMBAC Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,962,000
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	5,590,646
	Trust 1137, 9.052%, 7/01/46 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,903,400
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,030	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,096,346
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,576,016
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,685,898
	5.500%, 8/01/37
15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	15,557,550
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – AGM Insured
8,180	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/10 at 100.00	BBB	8,135,419
	5.250%, 8/01/22 – AMBAC Insured
3,985	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (4)	4,816,351
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	5,233,000
	AMBAC Insured
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue	1/16 at 100.00	B–	3,296,500
	Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A	14,413,572
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	A	9,174,605
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	5,184,403
3,385	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	2,016,783
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	1,861,290
11,610	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,881,339
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	7,754,800
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	5,174,888
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	4,639,320
21,070	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	4,495,706
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	4,580,839
8,460	5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	8,524,465
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
16,700	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	A	9,705,038
1,650	5.250%, 6/15/27 – AMBAC Insured	12/10 at 100.00	A2	1,651,172
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	3,758,352
5,715	0.000%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	5,651,506
1,000	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AAA	996,100
	Series 2007, 4.700%, 3/01/33 – AGC Insured
1,050	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	910,655
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	1,137,875
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R (4)	585,353
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
359,370	Total Illinois			244,479,880
	Indiana – 2.0%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	N/R	286,485
	5.000%, 10/01/24
8,010	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	N/R (4)	8,992,186
	(Alternative Minimum Tax)
1,990	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	2,189,498
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	3,010,020
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
4,450	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	4,507,094
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	8,407,500
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	6,980,059
4,425	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,450,267
	Project, Series 2010, 6.750%, 1/15/32
49,270	Total Indiana			38,823,109
	Iowa – 1.1%
5,045	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	4,948,489
	(Alternative Minimum Tax)
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	3,875,900
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,064,710
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,492,517
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
21,705	Total Iowa			20,381,616
	Kansas – 0.6%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,982,000
	Kentucky – 0.1%
1,035	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	1/11 at 100.00	A	1,036,211
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,093,570
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
2,035	Total Kentucky			2,129,781
	Louisiana – 2.8%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	10/10 at 100.00	Ba3	1,000,200
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
2,310	Louisiana Local Government Environment Facilities and Community Development Authority,	8/20 at 100.00	BB+	2,381,910
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
	(Mandatory put 8/01/20)
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BB+	12,453,720
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,154,378
	Lady Health System, Series 2005A, 5.250%, 8/15/32
4,515	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	11/10 at 100.00	AAA	4,835,114
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
27,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	27,487,266
	Series 2001B, 5.875%, 5/15/39
52,865	Total Louisiana			53,312,588
	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/10 at 100.00	N/R	3,501,575
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,686,480
	Series 2004, 5.500%, 8/15/33
8,100	Total Maryland			8,188,055
	Massachusetts – 2.1%
10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	10,887,700
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12)
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/10 at 100.00	BBB	1,666,439
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	BBB	4,044,880
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	494,485
	Series 2008E-1 &2, 5.125%, 7/01/38
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB	1,524,860
	Community Services Inc., Series 2004A, 6.375%, 7/01/34
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24	7/14 at 100.00	BB	1,149,653
1,000	6.375%, 7/01/34	7/14 at 100.00	BB	762,430
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,380,132
	University Issue, Series 2009A, 5.750%, 7/01/39
12,650	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,935,005
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/10 at 101.00	AAA	4,305,293
	5.500%, 8/01/30
40,100	Total Massachusetts			40,150,877
	Michigan – 4.5%
12,290	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	11/10 at 100.00	B–	6,813,945
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,809,800
	4.625%, 7/01/32 – AGM Insured
8,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A1	7,876,400
	7/01/35 – NPFG Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,685,976
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
900	7.500%, 10/01/12	10/11 at 100.00	B1	908,244
5,000	7.900%, 10/01/21	10/10 at 102.00	B1	4,999,700
3,500	8.000%, 10/01/31	10/10 at 102.00	B1	3,405,640
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	8,955,671
	10/15/22 – AMBAC Insured
22,235	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/10 at 100.00	BB–	20,482,882
	Obligated Group, Series 1998A, 5.250%, 8/15/28
100	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	10/10 at 100.00	BB–	92,604
	Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
895	6.250%, 8/15/13	8/10 at 100.00	BB–	895,233
12,925	6.500%, 8/15/18	8/10 at 100.00	BB–	12,923,191
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	Baa1	7,223,400
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,377,390
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
92,895	Total Michigan			86,450,076
	Minnesota – 0.6%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,793,750
	5.000%, 5/01/30
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,195,080
	Services, Series 2008A, 6.625%, 11/15/28
355	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	8/10 at 100.00	AA+	356,505
	NPFG Insured
2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	A3	1,889,280
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
10,480	Total Minnesota			11,234,615
	Missouri – 3.5%
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	Aa2	40,660,400
	2003, 5.250%, 5/15/32 (UB)
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	12,308,760
	Series 2010B, 5.000%, 6/01/30
6,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	6,071,400
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB–	3,734,440
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
1,105	5.500%, 11/15/12	11/10 at 100.00	B+	1,105,376
1,000	5.600%, 11/15/17	11/10 at 100.00	B+	959,240
3,175	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	11/10 at 100.00	B+	3,070,257
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24
67,280	Total Missouri			67,909,873
	Montana – 0.2%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	A–	3,759,600
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	Aa1	5,456,600
	5.500%, 2/01/39
	Nevada – 1.1%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	BBB	2,312,050
	9/01/29 – RAAI Insured
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	5,346,550
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	N/R	1,665,582
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	N/R	1,144,440
4,000	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	958,760
22,010	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	N/R	5,276,017
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.164%,	7/17 at 100.00	AA+	2,845,200
	7/01/31 – BHAC Insured (IF)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	Ba3	1,421,040
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
63,605	Total Nevada			20,969,639
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	1,536,285
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.1%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/10 at 100.50	B	22,645,271
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	9,022,230
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BB+	777,881
	Care System, Series 2006A, 0.000%, 7/01/34
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,566,500
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	8,765,100
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	7,571,340
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	374,660
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	132,258
1,490	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	1,718,879
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	30,044,044
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	8,306,456
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)
138,120	Total New Jersey			97,924,619
	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,798,335
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,730,464
	2002A, 5.000%, 6/01/32
11,100	Total New Mexico			11,528,799
	New York – 7.1%
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,882,670
	Health, Series 2004, 5.050%, 2/15/25
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	16,370,170
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,052,260
	5.000%, 12/01/35
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,183,402
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	10,356,300
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	5,707,295
	Revenue Bonds, Series 2004B, 5.000%, 6/15/30 – AGM Insured (UB)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997E, 6.000%, 8/01/16	10/10 at 100.00	AA	5,022
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21	6/13 at 100.00	AA	1,592,492
385	5.500%, 6/01/22	6/13 at 100.00	AA	419,623
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA	8,751,360
6,000	5.250%, 8/15/25	8/14 at 100.00	AA	6,522,300
10,000	New York Dorm Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series	8/16 at 100.00	BB+	9,410,000
	2006, 4.700%, 2/15/35
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,328,300
11,190	5.500%, 6/01/18	6/12 at 100.00	AA–	11,936,933
28,810	5.500%, 6/01/19	6/13 at 100.00	AA–	31,669,679
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	2,523,800
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – NPFG Insured (Alternative Minimum Tax)
8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,524,565
129,850	Total New York			136,236,171
	North Carolina – 0.6%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,537,530
	Series 2003G, 5.000%, 6/01/33
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,037,170
	Bonds, Series 2008A, 5.000%, 1/15/47
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	A–	2,547,975
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,654,710
	Facilities, Series 2004A, 5.000%, 2/01/20
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,962,400
	Health System, Series 2007, 4.500%, 10/01/31
10,500	Total North Carolina			10,739,785
	Ohio – 2.3%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,291,300
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,860	5.375%, 6/01/24	6/17 at 100.00	BBB	2,461,144
475	5.125%, 6/01/24	6/17 at 100.00	BBB	398,316
5,500	5.875%, 6/01/30	6/17 at 100.00	BBB	4,342,030
17,165	5.750%, 6/01/34	6/17 at 100.00	BBB	12,846,629
11,785	5.875%, 6/01/47	6/17 at 100.00	BBB	8,352,619
9,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	5,969,735
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
56,935	Total Ohio			44,661,773
	Oklahoma – 0.8%
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	9,988,250
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AAA	5,802,557
	5.125%, 2/15/31 (Pre-refunded 2/15/14)
15,000	Total Oklahoma			15,790,807
	Oregon – 0.3%
2,600	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	A+	2,656,940
	System, Series 2001, 5.250%, 5/01/21
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,840,867
	5.000%, 10/01/32
5,460	Total Oregon			5,497,807
	Pennsylvania – 1.9%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	BB–	8,156,158
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	6,904,430
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa2 (4)	9,268,960
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	11,322,990
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
34,875	Total Pennsylvania			35,652,538
	Puerto Rico – 2.8%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	8,704,958
	6.000%, 7/01/44
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	A3	13,028,340
	5.250%, 7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/10 at 101.00	Baa3	5,493,873
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
4,345	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,427,468
	5.500%, 10/01/40
11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	9,073,130
	2009A, 0.000%, 8/01/32
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,331,636
	2010C, 5.250%, 8/01/41
70,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	4,390,235
	8/01/54 – AMBAC Insured
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – NPFG Insured	10/10 at 100.00	A	5,005,450
121,745	Total Puerto Rico			54,455,090
	Rhode Island – 1.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/10 at 100.00	A	6,250,750
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,195	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	18,157,894
	Series 2002A, 6.250%, 6/01/42
25,445	Total Rhode Island			24,408,644
	South Carolina – 3.0%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	7,264,320
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,003,930
	5.000%, 6/01/36 – FGIC Insured
11,550	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	4,620,000
	0.000%, 1/01/28 – AMBAC Insured
8,475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	10/10 at 100.00	A–	8,479,238
	1986, 5.000%, 1/01/25
4,320	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	4,815,936
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
16,430	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	16,514,286
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	Baa2 (4)	8,370,320
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded 12/15/10)
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA–	4,272,071
	5.000%, 3/01/38 – NPFG Insured
62,990	Total South Carolina			57,340,101
	Tennessee – 1.1%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	10,468,920
	Project, Series 2008, 5.625%, 4/01/38
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	A1	3,226,200
2,605	6.500%, 4/15/31	4/12 at 101.00	A1	2,771,954
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,856,020
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,806,110
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
20,905	Total Tennessee			21,129,204
	Texas – 7.8%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	3,575,250
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	1,779,040
	Series 2006B, 5.750%, 1/01/34
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	2,732,624
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	A	3,618,480
31,550	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	A	28,277,317
11,850	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	A	3,842,600
	0.000%, 11/15/27 – NPFG Insured
2,950	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	A	2,815,156
	5.250%, 11/15/30 – NPFG Insured
13,270	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 59.10	A	2,560,579
	0.000%, 11/15/33 – NPFG Insured
24,660	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	7,979,236
	Project, Series 2001B, 0.000%, 9/01/29 – AMBAC Insured
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	1/11 at 100.00	AAA	10,077,445
	AGM Insured (Alternative Minimum Tax)
3,470	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997,	No Opt. Call	AAA	3,459,868
	0.000%, 2/15/11
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	4,646,350
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	10/10 at 33.89	AAA	7,391,865
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27
	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AAA	24,200,698
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	4,155,172
15,450	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	No Opt. Call	AAA	3,720,669
	Series 2008, 0.000%, 1/01/36 – AGC Insured
4,650	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	10/10 at 100.00	BBB	4,639,817
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	4,844,200
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	CCC	1,004,320
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	3,027,960
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	11,712,898
	Texas Health Resources Trust 1201, 9.059%, 2/15/36 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	4,831,982
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AAA	5,499,200
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
227,680	Total Texas			150,392,726
	Utah – 0.4%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,230,888
	RAAI Insured
390	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/11 at 100.75	AAA	391,463
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	4,225,400
	4/01/35 (Pre-refunded 4/01/14) – MBIA Insured
7,350	Total Utah			7,847,751
	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	2,533,600
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 0.7%
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,937,270
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA–	4,449,844
	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	6,016,000
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
17,125	Total Virginia			13,403,114
	Washington – 4.1%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	6,438,464
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	13,690,125
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,472,360
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	7,697,504
	1989B, 0.000%, 7/01/14
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,100,725
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,799,300
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,815	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	A	2,698,712
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
7,685	Washington State Housing Finance Commission, Single Family Program Bonds, 2006 Series 3A,	12/15 at 100.00	Aaa	7,709,438
	5.000%, 12/01/37 (Alternative Minimum Tax)
19,240	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	19,160,731
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	3,753,630
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	6,348,764
93,535	Total Washington			78,869,753
	Wisconsin – 2.4%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
4,365	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	4,696,740
14,750	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	16,320,728
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,923,940
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	1,043,690
	Series 2006A, 5.000%, 2/15/17
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	10,257,300
	Series 2010, 5.000%, 6/01/30
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	AAA	4,091,025
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)
2,755	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	2,693,811
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)
42,620	Total Wisconsin			46,027,234
	Wyoming – 0.1%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,234,165
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 2,438,199	Total Investments (cost $1,883,503,457) – 100.5%			1,929,384,889
	Floating Rate Obligations – (2.0)%			(38,250,000)
	Other Assets Less Liabilities – 1.5%			28,760,572
	Net Assets – 100%			$ 1,919,895,461

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,929,384,889	$ —	$1,929,384,889

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $1,844,391,030.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$129,918,105
Depreciation	(83,174,424)
Net unrealized appreciation (depreciation) of investments	$ 46,743,681

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010